Note 9 - Share Capital	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
9.	Share capital:

The company has authorized share capital of an unlimited number of common voting shares.

(a)	Continuity of common shares and warrants:

	Common shares		Warrants
	Number (in thousands)	Amount	Number (in thousands)	Amount
		(as recast – note 3 (b))		(as recast – note 3 (b))

Balance, December 31, 2014	11,700	210,454	209	$485
Warrant exercises	81	429	(81)	(150)
Warrant expiry	-	-	(55)	(250)
Option exercises	143	1,075	-	-
Common shares issued under ATM (b)(ii)	2	8
Promissory note conversion	122	342	-	-
Balance, December 31, 2015	12,048	212,308	73	$85
Common shares under the ATM (b)(ii)	3,674	5,726	-
Warrant expiry (c)(i)	-	-	(73)	(85)
Balance, December 31, 2016	15,722	218,034	-	$-

	Common shares		Warrants
	Number (in thousands)	Amount	Number (in thousands)	Amount
Balance, December 31, 2016	15,722	218,034	-	$-
Common shares under the ATM (b)(ii)	10,952	13,394	-	-
Common shares issued under share purchase agreement (b(i))	678	324	-	-
Common shares issued under redemption of restricted share units	150	171	-	-
Balance, December 31, 2017	27,502	231,923	-	$-

(b)	Equity issuances:

(i)	Share purchase agreement

On
October 27, 2017,
we entered into the Aspire Purchase Agreement, which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of
$15,500,000
of Common Shares over approximately
30
months. Pursuant to the terms of this agreement, on
October 31, 2017,
Aspire Capital purchased
357,143
Common Shares for gross proceeds of
$500
thousand (
$324
thousand net of cash share issue costs). We also issued
321,429
Common Shares to Aspire Capital in consideration for entering into the Aspire Purchase Agreement.

(ii)	At-The-Market (“ATM”) Facility

On
April 2, 2015,
Aptose entered into an at-the-market (“ATM”) equity facility with Cowen and Company, LLC, acting as sole agent. Under the terms of the ATM, Aptose was permitted to sell Common Shares having an aggregate offering value of
US$20,000,000
on NASDAQ. The ATM expired on
December 29, 2017
and as at that date the Company had issued a cumulative
$20,000,000
of Common Shares pursuant to this facility.

During the year ended
December
31,
2017,
the Company issued
10,952,093
common shares under the ATM at an average price of
$1.27
per share for gross proceeds of
$13.9
million (
$13.4
million net of share issue costs). Costs associated with the proceeds included a
3%
cash commission as well as legal and accounting fees

During the year ended
December
31,
2016,
the Company issued
3,673,933
common shares under the ATM at an average price of
$1.65
per share for gross proceeds of
$6.05
million (
$5.7
million net of share issue costs). Costs associated with the proceeds included a
3%
cash commission as well as legal and accounting fees.

(c)	Warrants:

During the year ended
December
31,
2016,
73
thousand warrants with an original fair value of
$85
thousand expired unexercised. The original fair value amount was transferred from warrants to contributed surplus.

Warrants exercised during the year ended December 31, 2015:
(in thousands)	Number	Proceeds
August 2011 warrants (i)	16	$68
June 2013 private placement warrants (ii)	47	115
December 2013 broker warrants (iii)	18	96
Total	81	$279

In addition to the cash proceeds received, the original fair value related to these warrants of
$150
thousand was transferred from warrants to share capital. This resulted in a total amount of
$429
thousand credited to share capital.

(i)	August 2011 warrants were exercisable into common shares of Aptose at a price per share of CA$5.40 and expired in August 2016.

(ii)	June 2013 private placement warrants were exercisable into common shares of Aptose at a price per share of CA$3.00 and expired in June 2015.

(iii)	December 2013 broker warrants were exercisable into common shares of Aptose at a price per share of CA$6.60 and expired in December 2015.

(d)	Continuity of contributed surplus:

Contributed surplus is comprised of the cumulative grant date fair value of expired share purchase warrants and expired stock options as well as the cumulative amount of previously expensed and unexercised equity settled share-based payment transactions.

(e)	Loss per share:

Loss per common share is calculated using the weighted average number of common shares outstanding and is presented in the table below:

(in thousands)	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015

Issued common shares, beginning of year	15,722	12,048	11,700
Effect of ATM issuances	6,402	695	-
Effect of shares issued pursuant to share purchase agreement	113	-	-
Effect of RSU redemptions	76	-
Effect of warrant exercises	-	-	49
Effect of option and DSU exercises		-	103
Effect of promissory note conversions	-	-	54
Balance, end of year	22,313	12,743	11,906

The effect of any potential exercise of the Company’s stock options and warrants outstanding during the year has been excluded from the calculation of diluted loss per common share as it would be anti-dilutive.